Series A Convertible Preferred Stock Warrants	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 13 - Series A Convertible Preferred Stock Warrants

Series A Convertible Preferred Stock Warrants Granted

No series A preferred stock warrants were granted during the years ended December 31, 2017 and 2016.

Series A Preferred Stock Warrants Cancelled

No series A preferred stock warrants were cancelled during the years ended December 31, 2017 and 2016.

Series A Preferred Stock Warrants Expired

No series A preferred stock warrants were expired during the years ended December 31, 2017 and 2016.

Series A Preferred Stock Warrants Exercised

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company’s CEO at $0.001 per share for total proceeds of $1,000.

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.001 per share for total proceeds of $1,000.

No Series A Preferred Stock Warrants were outstanding at December 31, 2017.